RELATED-PARTY TRANSACTIONS - Guarantees granted (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gerdau Trade Inc. | Gerdau Corsa S.A.P.I. de C.V. | Maturity September 2027
Guarantees granted
Original Amount	R$ 4,730,775
Subsidiaries | Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | Maturity March 2024
Guarantees granted
Original Amount	59,644
Carrying Amount	63,024	R$ 50,644
Subsidiaries | Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | Maturity March 2024
Guarantees granted
Original Amount	35,451
Carrying Amount	35,451	33,550
Subsidiaries | Gerdau Acos Longos S.A. | Maturity January 2024
Guarantees granted
Original Amount	437
Carrying Amount	437
Subsidiaries | Gerdau Acos Longos S.A. | Maturity April 2024
Guarantees granted
Original Amount	150,000
Carrying Amount	150,000
Subsidiaries | Gerdau Acos Longos S.A. | Maturity November 2024
Guarantees granted
Original Amount	400,000
Carrying Amount	400,000	400,000
Subsidiaries | Gerdau Acos Longos S.A. | Maturity May 2025
Guarantees granted
Original Amount	375,000
Carrying Amount	375,000
Subsidiaries | Gerdau Acos Longos S.A. | Maturity November 2025
Guarantees granted
Original Amount	400,000
Carrying Amount	400,000	400,000	R$ 400,000
Subsidiaries | Gerdau Acominas S.A. | Maturity November 2024
Guarantees granted
Original Amount	400,000
Carrying Amount	400,000	400,000
Subsidiaries | Gerdau Acominas S.A. | Maturity May 2025
Guarantees granted
Original Amount	375,000
Carrying Amount	375,000
Subsidiaries | Gerdau Trade Inc. | Maturity October 2027
Guarantees granted
Original Amount	2,056,535
Carrying Amount	2,064,877	2,225,417	2,771,455
Subsidiaries | GUSAP III LP. | Maturity January 2030
Guarantees granted
Original Amount	2,100,600
Carrying Amount	2,410,967	2,598,415	2,790,250
Subsidiaries | GUSAP III LP. | Maturity April 2044
Guarantees granted
Original Amount	1,117,100
Carrying Amount	2,328,873	2,509,938	2,790,250
Subsidiaries | Gerdau Ameristeel US Inc. | Maturity October 2037
Guarantees granted
Original Amount	103,505
Carrying Amount	246,906	266,103	284,606
Subsidiaries | Gerdau Ameristeel US Inc. | Maturity June 2038
Guarantees granted
Original Amount	12,834
Carrying Amount	12,216	12,216	12,516
Joint-venture | Gerdau Corsa S.A.P.I. de C.V. | Maturity September 2026
Guarantees granted
Original Amount	591,588
Carrying Amount	R$ 648,322	R$ 629,255	R$ 2,157,290